INVENTORIES (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 27,385	$ 33,790
Work in progress	475	486
Finished products	31,630	34,535
Inventories, Net	$ 59,490	$ 68,811